LEASES - Measurement of operating and finance lease liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
LEASES
Operating cash flows from operating leases	$ 35.4	$ 42.1
Operating cash flows from finance leases	0.3	0.2
Financing cash flows from finance leases	2.0	1.7
Operating leases	3.8	22.2
Finance leases	$ 1.7	$ 5.0